Other (gains)/losses (net) (Tables)	12 Months Ended
Dec. 31, 2025
Other (Gains)/Losses (Net) [Abstract]
Schedule of Other (Gains)/Losses (net)	Refer to note 28 for further information of remeasurements associated with contingent consideration.

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Remeasurement of contingent consideration[1]	(11,618)	7,326	22,687
Remeasurement of provisions	(12)	458	(130)
Realized currency gain	(193)	(76)	(1,636)
Impairments/(impairment reversals) of intangible assets	566	(475)	550
Other income	(1,234)	(299)	(14)
Unrealized currency gain/(loss)	756	(11,819)	2,370
	(11,735)	(4,885)	23,827